Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
6. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following as of (in thousands):

	December 31,
	2023	2022
Accrued external research and development	$3,578	$4,077
Accrued compensation and related expenses	3,003	2,791
Accrued taxes payable	316	570
Operating lease liability , current	538	471
Accrued professional services and other	2,328	1,588

Total accrued expenses and other current liabilities	$9,763	$9,497